Schedule of sales and service revenue (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net sales and services revenue	R$ 105,625,201	R$ 58,543,494	R$ 52,323,525